Summary of Status of Equity Incentive Plan (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options granted | shares	13,752,016	13,752,016
Canadian Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	6,188,672	6,188,672	6,168,596	6,168,596
Number of options granted | shares	377,100	377,100	615,200	615,200
Options Outstanding, Exercised | shares			(295,768)	(295,768)
Options Outstanding, Forfeitures | shares	(1,665,412)	(1,665,412)	(299,356)	(299,356)
Options Outstanding, Endiing balance | shares	4,900,360	4,900,360	6,188,672	6,188,672
Weighted Average Exercise Price, Beginning balance	$ 8.70		$ 8.93
Weighted Average Exercise Price, Granted	7.30		4.46
Weighted Average Exercise Price, Exercised			5.85
Weighted Average Exercise Price, Forfeitures	8.98		7.57
Weighted Average Exercise Price, Ending balance	$ 8.50		$ 8.70
Options exercisable | shares	3,734,019	3,734,019	4,369,155	4,369,155	3,870,673
Canadian Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	$ 14.50		$ 14.50
Range of Exercise Prices, Granted	7.30		4.46
Range of Exercise Prices, Exercised			5.85
Range of Exercise Prices, Forfeitures	14.50		11.16
Range of Exercise Prices, Ending balance	14.50		14.50
Canadian Share Options [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance	4.46		5.22
Range of Exercise Prices, Granted	7.30		4.46
Range of Exercise Prices, Exercised			5.22
Range of Exercise Prices, Forfeitures	7.32		5.85
Range of Exercise Prices, Ending balance	$ 4.46		$ 4.46
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options Outstanding, Beginning balance | shares	5,337,070	5,337,070	4,582,237	4,582,237
Number of options granted | shares	1,165,900	1,165,900	2,130,700	2,130,700
Options Outstanding, Exercised | shares			(31,000)	(31,000)
Options Outstanding, Forfeitures | shares	(944,349)	(944,349)	(1,344,867)	(1,344,867)
Options Outstanding, Endiing balance | shares	5,558,621	5,558,621	5,337,070	5,337,070
Weighted Average Exercise Price, Beginning balance		$ 6.69		$ 8.30
Weighted Average Exercise Price, Granted		5.56		3.30
Weighted Average Exercise Price, Exercised				4.95
Weighted Average Exercise Price, Forfeitures		8.42		6.86
Weighted Average Exercise Price, Ending balance		$ 6.16		$ 6.69
Options exercisable | shares	2,891,808	2,891,808	2,626,326	2,626,326	2,468,185
U.S. Share Options [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		$ 15.21		$ 15.21
Range of Exercise Prices, Granted		5.57		5.02
Range of Exercise Prices, Exercised				4.95
Range of Exercise Prices, Forfeitures		10.96		10.74
Range of Exercise Prices, Ending balance		15.21		15.21
U.S. Share Options [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Prices, Beginning balance		3.21		4.95
Range of Exercise Prices, Granted		3.99		3.21
Range of Exercise Prices, Exercised				4.95
Range of Exercise Prices, Forfeitures		5.79		3.21
Range of Exercise Prices, Ending balance		$ 3.21		$ 3.21